GUARANTOR FINANCIAL STATEMENTS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	$ 451.9	$ 248.5	$ 17.3
Other comprehensive (loss) income	(134.8)	(81.5)	(4.6)
Comprehensive income	317.1	167.0	12.7
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Parent Company Guarantor
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.3	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	288.7	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Non-Guarantor RSCI
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.6	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	289.0	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	289.0	167.6	21.6
Non-Guarantor RSII
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.6	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	289.0	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	289.0	167.6	21.6
Issuer
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.3	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	288.7	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	80.0	57.3	(218.4)
Other comprehensive (loss) income	(8.7)	(0.4)	21.4
Comprehensive income	71.3	56.9	(197.0)
Comprehensive income attributable to Rockwood Holdings, Inc.	71.3	56.9	(197.0)
Non-Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	234.5	184.1	85.9
Other comprehensive (loss) income	11.3	(24.4)	(88.1)
Comprehensive income	245.8	159.7	(2.2)
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	217.4	160.3	6.7
Eliminations
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	(1,508.4)	(950.5)	65.4
Other comprehensive (loss) income	353.0	230.5	60.1
Comprehensive income	(1,155.4)	(720.0)	125.5
Comprehensive income attributable to Rockwood Holdings, Inc.	$ (1,155.4)	$ (720.0)	$ 125.5